Borrowings	12 Months Ended
Mar. 31, 2025
Borrowings [Abstract]
Borrowings
11. Borrowings:
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2024 and 2025.

	Millions of yen
	March 31
	2024	2025
Short-term borrowings (1) :
Commercial paper	¥224,801	¥113,765
Bank borrowings	81,692	341,561
Other	748,224	661,966

Total	¥1,054,717	¥1,117,292

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥4,074,720	¥4,213,264
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese Yen denominated	1,252,324	1,170,404
Non-Japanese Yen denominated	4,116,627	4,778,830
Floating-rate obligations:
Japanese Yen denominated	546,628	603,794
Non-Japanese Yen denominated	571,108	708,559
Index / Equity-linked obligations:
Japanese Yen denominated	946,400	926,572
Non-Japanese Yen denominated	418,622	510,126

	7,851,709	8,698,285

Subtotal	11,926,429	12,911,549

Trading balances of secured borrowings	525,686	462,129

Total	¥12,452,115	¥13,373,678

(1)	Includes secured borrowings of ¥144,920 million and ¥119,682 million as of March 31, 2024 and March 31, 2025 respectively.
(2)	Includes secured borrowings of ¥187,692 million and ¥472,328 million as of March 31, 2024 and March 31, 2025 respectively.
(3)	Includes secured borrowings of ¥903,662 million and ¥811,118 million as of March 31, 2024 and March 31, 2025 respectively.
Trading balances of secured borrowings
These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2024	2025
Debt issued by the Company	¥4,243,445	¥3,465,010
Debt issued by subsidiaries—guaranteed by the Company (1)	5,156,514	6,568,898
Debt issued by subsidiaries—not guaranteed by the Company (1)	3,052,156	3,339,770

Total	¥12,452,115	¥13,373,678

(1)	Includes trading balances of secured borrowings.
As of March 31, 2024, fixed-rate long-term borrowings mature between 2024 and 2067 with interest rates (including contractual interest rates) ranging from
0.00% to 59.67%. Floating-rate obligations, excluding perpetual subordinated debts, which are generally based on TIBOR, Tokyo Overnight Average rate and Secured Overnight Financing Rate, mature between 2024 and 2062 with interest rates (including contractual interest rates) ranging from
0.00% to 13.18%. Index / Equity-linked obligations mature between 2024 and 2054 with interest rates (including contractual interest rates) ranging from
0.00% to 26.00%.
As of March 31, 2025, fixed-rate long-term borrowings mature between 2025 and 2067 with interest rates (including contractual interest rates) ranging from
0.00% to 44.00%. Floating-rate obligations, excluding perpetual subordinated debts, which are generally based on TIBOR, Tokyo Overnight Average rate and Secured Overnight Financing Rate, mature between 2025 and 2069 with interest rates (including contractual interest rates) ranging from
0.00% to 17.00%. Index / Equity-linked obligations mature between 2025 and 2055 with interest rates (including contractual interest rates) ranging from
0.00% to 36.80%.
Certain borrowing agreements contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.
Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Debt securities and notes issued are typically converted to Tokyo Overnight Average rate and Secured Overnight Financing Rate-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.
The following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges, as of March 31, 2024 and 2025.

	March 31
	2024	2025
Short-term borrowings	1.97%	2.77%
Long-term borrowings	3.09%	3.19%
Fixed-rate obligations	3.73%	3.77%
Floating-rate obligations	2.90%	2.74%
Index / Equity-linked obligations	1.05%	1.99%

Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2025:

Year ending March 31	Millions of yen
2026	¥1,382,812
2027	1,578,208
2028	1,345,617
2029	1,473,040
2030	1,678,616
2031 and thereafter	5,453,256

Subtotal	12,911,549

Trading balances of secured borrowings	462,129

Total	¥13,373,678

Borrowing facilities
As of March 31, 2024 and 2025, Nomura had unutilized borrowing facilities of ¥nil and ¥nil, respectively.
Subordinated borrowings
As of March 31, 2024 and 2025, subordinated borrowings were ¥414,500 million and ¥414,500 million, respectively.